Carrying Amounts and Estimated Fair Values of Financial Instruments including Financial Instruments Not Qualifying as Hedge (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying amount	¥ 93,620	¥ 83,079	¥ 84,224	¥ 82,429
Time deposits, Carrying amount	217	907
Trade notes and accounts receivable, Carrying amount	606,904	559,749
Long-term trade receivables, Carrying amount	235,825	184,294
Investment securities, marketable equity securities, Carrying amount	50,954	45,933
Short-term debt, Carrying amount	205,156	215,824
Trade notes, bills and accounts payable, Carrying amount	226,275	273,460
Long-term debt, including current portion, Carrying amount	474,607	431,976
Cash and cash equivalents, Estimated fair value	93,620	83,079
Time deposits, Estimated fair value	217	907
Trade notes and Accounts Receivable, Estimated fair value	606,904	559,749
Long-term trade receivables, Estimated fair value	235,825	184,294
Investment securities, marketable equity securities, Estimated fair value	50,954	45,933
Short-term debt, Estimated fair value	205,156	215,824
Trade notes, bills and accounts payable, Estimated fair value	226,275	273,460
Long-term debt, including current portion, Estimated fair value	469,444	429,357
Derivative liabilities, Estimated fair value	12,149	9,720
Option and Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets, Carrying amount	507	2,255
Derivative liabilities, Carrying amount	10,023	8,543
Derivative assets, Estimated fair value	507	2,255
Derivative liabilities, Estimated fair value	10,023	8,543
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets, Carrying amount	332	1,590
Derivative liabilities, Carrying amount	2,126	1,177
Derivative assets, Estimated fair value	332	1,590
Derivative liabilities, Estimated fair value	¥ 2,126	¥ 1,177